Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Other cash flows (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Other operating cash inflows	[1]	$ 2,027	$ 509	$ 954	$ 2,536	$ 624

[1]	See Note 8 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.